Investments in Equity Accounted Investees - Changes in Investments in Associates and a Joint Venture Accounted for Using The Equity Method (Detail) - KRW (₩) ₩ in Millions	12 Months Ended
	Dec. 31, 2020	Dec. 31, 2019	Dec. 31, 2018
Disclosure of associates [Line Items]
Beginning balance	₩ 109,611	₩ 113,989
Acquisition/Disposal		(9,807)
Dividends received	(8,239)	(7,502)	₩ (5,272)
Equity income (loss) on investments	12,545	12,147	700
Other comprehensive income (loss)	(171)	4,163	57
Other gain (loss)	805	(3,379)
Ending balance	114,551	109,611	113,989
Paju Electric Glass Co., Ltd. [member]
Disclosure of associates [Line Items]
Beginning balance	50,697	47,823
Dividends received	(7,739)	(6,057)
Equity income (loss) on investments	4,035	5,391
Other comprehensive income (loss)	(164)	3,973
Other gain (loss)	433	(433)
Ending balance	47,262	50,697	47,823
Other associates [member]
Disclosure of associates [Line Items]
Beginning balance	58,914	66,166
Acquisition/Disposal		(9,807)
Dividends received	(500)	(1,445)
Equity income (loss) on investments	8,510	6,756
Other comprehensive income (loss)	(7)	190
Other gain (loss)	372	(2,946)
Ending balance	₩ 67,289	₩ 58,914	₩ 66,166